Note 7 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year Ending December 31,
2016	229
2017	58
Total minimum lease payments	$287